UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter           3/31/2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   Accredited Investors
Address:                                5200 West 73rd Street
                                        Edina, Minnesota 55439

13F File Number:                        028-14630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Ross Levin
Title:                                  Chief Compliance Officer
Phone:                                  952-841-2222

Signature, Place, and Date of Signing:

   /s/  Ross Levin                      Edina, MN          10-Apr-13

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  56

Form 13F Information Table Value Total:              255934(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                                     VALUE   SHARES/ SH/ PUT/INVSTM  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS     CUSIP  (x$1000) PRN AMT PRN CALLDSCRET MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------   ------------------------------------------------------------------------
3M CO                                   COM                88579Y101    1165    10951SH      SOLE              10055      0    896
ALTRIA GROUP INC                        COM                02209S103     212     6157SH      SOLE               6157      0      0
AMERICAN EXPRESS CO                     COM                025816109     298     4403SH      SOLE               4403      0      0
APPLE INC                               COM                037833100    2177     4917SH      SOLE               4682      0    235
BANK NEW YORK MELLON CORP               COM                064058100     369    13159SH      SOLE              13159      0      0
BERKSHIRE HATHAWAY INC DEL              CL A               084670108     626      400SH      SOLE                300      0    100
CADENCE DESIGN SYSTEM INC               COM                127387108     239    17094SH      SOLE              17094      0      0
CATERPILLAR INC DEL                     COM                149123101     315     3621SH      SOLE               3621      0      0
COCA COLA CO                            COM                191216100     248     6118SH      SOLE               6118      0      0
DISNEY WALT CO                          COM                254687106     291     5108SH      SOLE               2708      0   2400
ECOLAB INC                              COM                278865100    1555    19389SH      SOLE              19389      0      0
EMERSON ELEC CO                         COM                291011104     275     4905SH      SOLE               4905      0      0
EXPRESS SCRIPTS HLDG CO                 COM                30219G108     364     6305SH      SOLE               6305      0      0
EXXON MOBIL CORP                        COM                30231G102     559     6200SH      SOLE               6200      0      0
GENERAL ELECTRIC CO                     COM                369604103     552    23846SH      SOLE              20846      0   3000
GENERAL MLS INC                         COM                370334104    7467   151412SH      SOLE             138872      0  12540
GOOGLE INC                              CL A               38259P508     733      922SH      SOLE                902      0     20
GRACO INC                               COM                384109104     487     8390SH      SOLE               8390      0      0
HONEYWELL INTL INC                      COM                438516106     278     3688SH      SOLE               3688      0      0
HORMEL FOODS CORP                       COM                440452100     229     5520SH      SOLE               1950      0   3570
INNODATA INC                            COM NEW            457642205      94    27000SH      SOLE              27000      0      0
INTEL CORP                              COM                458140100     409    18730SH      SOLE              18730      0      0
INTERNATIONAL BUSINESS MACHS            COM                459200101    1472     6900SH      SOLE               6900      0      0
ISHARES TR                              MSCI EAFE INDEX    464287465    1139    19302SH      SOLE              18497      0    806
ISHARES TR                              MSCI EMERG MKT     464287234    3138    73352SH      SOLE              67733      0   5619
ISHARES TR                              MSCI ESG SEL SOC   464288802     310     4652SH      SOLE               3814      0    838
ISHARES TR                              RUSSELL1000GRW     464287614   26661   373558SH      SOLE             343357      0  30201
ISHARES TR                              RUSSELL 2000       464287655   49254   521585SH      SOLE             466246      0  55339
ISHARES TR                              RUSL 2000 GROW     464287648     466     4322SH      SOLE               4322      0      0
ISHARES TR                              RUSSELL MCP GR     464287481   33367   477552SH      SOLE             425077      0  52475
ISHARES TR                              S&P500 GRW         464287309     548     6650SH      SOLE               6650      0      0
ISHARES TR                              CORE S&P500 ETF    464287200   35049   222727SH      SOLE             202361      0  20366
ISHARES TR                              RUSSELL 1000       464287622    1496    17154SH      SOLE              14794      0   2360
ISHARES TR                              CORE S&P SCP ETF   464287804    1383    15877SH      SOLE              15877      0      0
JOHNSON & JOHNSON                       COM                478160104     313     3827SH      SOLE               3827      0      0
JPMORGAN CHASE & CO                     COM                46625H100     249     5244SH      SOLE               5244      0      0
LAKES ENTMNT INC                        COM                51206P109      57    19393SH      SOLE              19393      0      0
MEDTRONIC INC                           COM                585055106    1167    24845SH      SOLE              22953      0   1892
MERCK & CO INC                          NEW COM            58933Y105     227     5135SH      SOLE               5002      0    133
MICROSOFT CORP                          COM                594918104     300    10480SH      SOLE              10480      0      0
ORACLE CORP                             COM                68389X105     876    27095SH      SOLE              27095      0      0
PEPSICO INC                             COM                713448108     337     4258SH      SOLE               4258      0      0
PFIZER INC                              COM                717081103     403    13935SH      SOLE              13935      0      0
PHILIP MORRIS INTL INC                  COM                718172109     358     3858SH      SOLE               3858      0      0
POWERSHARES QQQ TRUST                   UNIT SER 1         73935A104     463     6700SH      SOLE               6700      0      0
PROCTER & GAMBLE CO                     COM                742718109     659     8539SH      SOLE               8539      0      0
SPDR S&P 500 ETF TR                     TR UNIT            78462F103     581     3706SH      SOLE               3188      0    519
TENNANT CO                              COM                880345103    2663    54839SH      SOLE              54839      0      0
UNITED PARCEL SERVICE INC               CL B               911312106    3764    43813SH      SOLE              43813      0      0
US BANCORP DEL                          COM NEW            902973304    2035    59971SH      SOLE              59971      0      0
VALSPAR CORP                            COM                920355104    1004    16123SH      SOLE              16123      0      0
VANGUARD BD INDEX FD INC                TOTAL BND MRKT     921937835   25097   300049SH      SOLE             263126      0  36923
VANGUARD INTL EQUITY INDEX F            FTSE EMR MKT ETF   922042858    5145   119925SH      SOLE             112802      0   7123
VANGUARD INTL EQUITY INDEX F            MSCI EUROPE ETF    922042874    1040    21149SH      SOLE              20734      0    415
WELLS FARGO & CO                        NEW COM            949746101    2061    55712SH      SOLE              54556      0   1156
WISDOMTREE TRUST                        EMERG MKTS ETF     97717W315   33910   615870SH      SOLE             552703      0  63167
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